SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 03, 2014
Significant Accounting Policies [Line Items]
Short-term investment	$ 151,768,220	$ 101,390,291	$ 11,298,158
Investment income	957,373	757,300	39,930
Advertising costs	24,336,415	16,738,921	11,570,458
Government grants	939,646	1,613,436	1,254,332
Contributions to employee benefits	11,140,810	8,385,747	$ 5,850,415
Deferred offering costs				$ 615,793
PRC [Member] | RMB [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	96,579,459	58,639,210
PRC [Member] | US Dollars [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	8,112,557	36,216,381
HK SAR [Member] | RMB [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	389	412
HK SAR [Member] | HK Dollars [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	15,181	7
HK SAR [Member] | US Dollars [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	$ 99,358	771,786
SG [Member] | RMB [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits		$ 71,178,287
US [Member] | RMB [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	$ 84,296,524
US [Member] | US Dollars [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	$ 8,501
Furniture [Member]
Significant Accounting Policies [Line Items]
Useful life	5 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Operating lease term	1 year
Contributions to employee benefits, percentage of salary	25.50%
Minimum [Member] | Office equipment [Member]
Significant Accounting Policies [Line Items]
Useful life	3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Operating lease term	10 years
Contributions to employee benefits, percentage of salary	52.50%
Maximum [Member] | Office equipment [Member]
Significant Accounting Policies [Line Items]
Useful life	4 years